Accrued Liabilities - Changes in Carrying Amount of Service and Product Warranties (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2014
Product Warranties Disclosures [Abstract]
Beginning Balance	$ 228
Net provisions for warranties issued during the year	29
Amounts incurred	(11)
Currency translation adjustments and other	2
Ending Balance	$ 248